Note 7 - Fair Value Measurements - Schedule of Fair Value Measurements (Details) - EBP 41-0268370 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 552,167,409	$ 522,059,120
Mutual Fund [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	25,222,296	80,941,895
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	25,222,296	80,941,895
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Employer, Common Stock [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,944,995	25,163,693
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	19,944,995	25,163,693
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual Funds And Common Stock [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	45,167,291	106,105,588
Mutual Funds And Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	45,167,291	106,105,588
Mutual Funds And Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Mutual Funds And Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Other Investment [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 507,000,118	$ 415,953,532